Vanguard ESG International Stock ETF Investment Risks - ETF Prospectus [Member] - Vanguard ESG International Stock ETF	Aug. 31, 2025
ESG Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• ESG Investing. As described in the Fund’s principal investment strategies, the index provider excludes certain securities from the Target Index based on ESG criteria. As a result, the Fund’s investments could, in the aggregate, trail the returns of other funds that use ESG criteria or underperform the market as a whole. The index provider’s use of ESG criteria may result in the Target Index becoming focused, at times, in a particular market sector, which would subject the Fund to proportionately higher exposure to the risks of that sector. Interpretations of what it means for a company or issuer to exhibit ESG characteristics can—and do—vary significantly across individuals, index providers, advisors, and other funds that use ESG criteria. The index provider’s assessment of whether or not a company or issuer meets the ESG criteria used to construct the Target Index, or the ESG criteria itself, may not align with your personal view of what it means for a company or issuer to exhibit ESG characteristics generally. Further, individual securities held by the Fund may not reflect your personal preferences, beliefs, expectations, and/or values. In order to assess a company or issuer against the ESG criteria used to construct the Target Index, the index provider depends on the availability of data obtained through voluntary or third-party reporting. There can be no assurance that this data will be accurate, complete, or current, which could result in an inaccurate assessment of a company or issuer.
General Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• General Market Risk. The markets in which the Fund invests can be affected by a variety of factors. These factors, which can be real or perceived, may include economic, market, political, and regulatory conditions and developments as well as local, regional, or global events such as wars, military conflicts, natural disasters, and public health issues. In addition, investor sentiment and expectations regarding these factors can also impact the markets. Different parts of the market, including different industries and sectors as well as different types of securities, may react differently to factors that affect the market. These factors can contribute to market uncertainty, market volatility, and fluctuations in the value of the Fund’s investments, thereby resulting in potential losses to the Fund over short or long periods.
Investing in Foreign Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Investing in Foreign Markets. Foreign markets can perform differently than U.S. markets. World events could adversely affect the value and/or liquidity of securities of foreign companies or foreign issuers, potentially in ways that differ from impacts to U.S. companies or issuers. Further, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region could adversely impact a different country or region. In addition, the rights and remedies associated with investments in a fund that invests in foreign securities may be different than a fund that invests in domestic securities. To the extent that the Fund invests a large portion of its assets in securities of issuers located primarily in one country or region, the Fund’s performance may be hurt disproportionately by the poor performance of its investments in such country or region.
Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Investing in Emerging Markets. Investments in emerging markets are subject to higher degrees of risk and volatility than investments in developed markets. Compared with developed markets, emerging markets can have greater custodial and operational risks; less developed legal, tax, regulatory, financial reporting, accounting, and recordkeeping systems; and greater political, social, and economic instability than developed markets. In addition, emerging markets generally have less efficient trading markets with lower overall liquidity and more volatile currency exchange rates. Each of these risks can cause losses to the Fund’s investments and/or impact the Fund’s performance.
Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Currency Risk. The Fund is subject to the risk that foreign currency will perform differently than U.S. dollars and increase the potential loss to the Fund. Currency exchange rates may be volatile, move rapidly, and change as a result of changes in interest rates, inflation rates, government surpluses or deficits, and monetary policy or currency controls imposed by local governments or supranational entities such as the International Monetary Fund. Changes in currency exchange rates can affect the value of the Fund’s holdings.
Investments Economically Tied to China [Member]
Prospectus [Line Items]
Risk [Text Block]	• Investments Economically Tied to China. The risks described under Investing in Foreign Markets, Investing in Emerging Markets, and Currency Risk apply to, and may be heightened with respect to, the Fund’s investments in companies or issuers economically tied to China. The Fund also is subject to unique risks due to the considerable degrees of social and humanitarian, legal, regulatory, political, and economic uncertainty associated with investments in companies or issuers economically tied to China. All of these factors, among others, could have negative impacts on the Fund. For example, the Fund may not be able to access its desired amount of shares of companies incorporated in China that trade on the Shanghai and Shenzhen Stock Exchanges (A-shares) and/or the Hong Kong Stock Exchange (H-shares), which may cause the Fund to miss out on investment opportunities. Investments economically tied to China may be (or become in the future) restricted or sanctioned by the U.S. government, which could cause these securities to decline in value or become less liquid. If the Fund’s holdings become impacted by restrictions or sanctions, the Fund may incur losses. Additionally, the Fund may gain exposure to certain companies in China through legal structures known as variable interest entities (VIEs), which provide exposure to Chinese companies through contractual arrangements instead of equity ownership. Investing through a VIE does not offer the same level of investor protection as direct ownership and is subject to risks including breach of the contractual arrangements, difficulty in enforcing the contractual arrangements outside of the United States, and intervention by the U.S. government. These risks could significantly affect a VIE’s market value, which in turn could impact the Fund’s performance.
Investing in Equity Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Investing in Equity Markets. The Fund invests in the equity markets. Equity markets have historically been cyclical, having periods of time when stock values rise and fall. Market volatility can lead to significant fluctuations in stock values, resulting in potential losses to the Fund.
Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Market Capitalization (Market Cap). Companies are generally classified into three types of market cap depending on their size: small-, mid-, and large-cap. Companies can be further classified into micro- or mega-cap. Different factors can affect each market cap uniquely, and historically small- and mid-cap stocks have typically been more volatile due to the effects of changing economic conditions. Large companies may not reach the same levels of growth or performance as smaller companies, and they may be slower to react to competitive challenges. The performance of funds that invest in a subset of market caps could diverge from the performance of a fund that is focused on a broader representation of the stock market.
Index Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Index Investing. The Fund is subject to risks associated with index investing. Because the Fund generally seeks to track the performance of the Target Index regardless of how the Target Index is performing, the Fund’s performance may be lower than it would be if it were actively managed. Additionally, because the Fund does not hold all of the securities included in the Target Index, it is subject to the risk that the representative sample of securities selected by the advisor will, in the aggregate, vary from the investment profile of the full Target Index. The performance of the Fund’s investments, in the aggregate, may not match the investment performance of the Target Index. This risk, known as tracking error risk, may be heightened during times of increased market volatility or under other unusual market conditions. The Fund also could be negatively impacted by changes to the Target Index made by the index provider or by errors made by the index provider. Any gains, losses, or costs associated with or resulting from an error made by the index provider will generally be borne by the Fund and, as a result, the Fund’s shareholders.
Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Concentration Risk. Except as may be necessary to approximate the composition of its Target Index, the Fund will not concentrate its investments in the securities of issuers whose principal business activities are in the same industry or group of industries. If the Target Index becomes concentrated and the Fund needs to concentrate in the same industry or group of industries, its performance could be negatively impacted by the industry or industries in which it is concentrated.
Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Financials Sector. As of the Fund’s most recent fiscal year end, stocks of companies within the financials sector made up a significant portion of the Target Index. As a result, the performance of the Target Index, and therefore the performance of the Fund, may be impacted by the general condition of the financials sector.
ETF Share Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• ETF Share Trading. The Fund’s ETF shares are listed for trading on Cboe BZX Exchange, Inc., and individual investors may only buy and sell them on the secondary market at market prices. Although it is expected that the market price of an ETF share typically will approximate its net asset value (NAV), there may be times when the market price of an ETF share and its NAV differ significantly. Disruptions to creation and redemption transactions, the existence of significant market volatility, or potential lack of an active trading market for ETF shares (including through a trading halt), as well as other factors, may result in ETF shares trading significantly above (at a premium) or below (at a discount) the Fund’s NAV or the intraday value of the Fund’s holdings. Thus, you may pay more or less than NAV when you buy ETF shares on the secondary market, and you may receive more or less than NAV when you sell those shares.
Authorized Participants Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Authorized Participants. Only Authorized Participants may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that may act as Authorized Participants. The Fund’s Authorized Participants are not obligated to engage in creation or redemption transactions. To the extent that the Fund’s Authorized Participants are unable to or choose not to proceed with creation and/or redemption transactions with respect to the Fund and no other Authorized Participants step forward to engage in creation or redemption transactions with the Fund, the Fund’s ETF shares may trade at a discount to NAV and possibly face trading halts and/or delisting.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, an investment in the Fund could lose money over any time period.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.